Capital Ratios - Various Measures of Capital for Park and Each of PNB and VB (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	$ 563,188	$ 545,144
Total Risk-Based Capital (to risk-weighted assets), Ratio	11.74%	11.78%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	383,634	370,198
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	479,542	462,747
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	485,943	463,015
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	10.13%	10.01%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	191,817	185,099
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	287,725	277,648
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%	6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount	485,943	463,015
Leverage Ratio (to risk-weighted assets), Ratio	6.96%	7.10%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	279,210	261,025
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	349,013	326,281
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%	5.00%
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	739,517	754,605
Total Risk-Based Capital (to risk-weighted assets), Ratio	15.14%	15.91%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	390,822	379,446
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	8.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	654,339	629,410
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	13.39%	13.27%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	195,411	189,723
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount	654,339	629,410
Leverage Ratio (to risk-weighted assets), Ratio	9.25%	9.48%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	$ 282,992	$ 265,633
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%